Related parties - Non-executive Directors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties
Board meeting fees	R 21,476
Lead independent Director fees	744
Committee fees	6,808
Total annual remuneration	29,028	R 32,291
SA Nkosi
Disclosure of transactions between related parties
Total annual remuneration		1,936
MBN Dube
Disclosure of transactions between related parties
Board meeting fees	6,671
Total annual remuneration	6,671	4,268
S Westwell
Disclosure of transactions between related parties
Total annual remuneration		5,612
M Floel
Disclosure of transactions between related parties
Board meeting fees	2,221
Lead independent Director fees	744
Committee fees	1,269
Total annual remuneration	4,234	3,543
K Harper
Disclosure of transactions between related parties
Board meeting fees	2,203
Committee fees	883
Total annual remuneration	3,086	3,109
DGP Eyton
Disclosure of transactions between related parties
Board meeting fees	1,935
Committee fees	1,154
Total annual remuneration	3,089
MJ Cuambe
Disclosure of transactions between related parties
Board meeting fees	1,933
Committee fees	673
Total annual remuneration	2,606	2,685
A Schierenbeck
Disclosure of transactions between related parties
Total annual remuneration		975
GMB Kennealy
Disclosure of transactions between related parties
Board meeting fees	1,957
Committee fees	1,025
Total annual remuneration	2,982	2,723
S Subramoney
Disclosure of transactions between related parties
Board meeting fees	1,957
Committee fees	607
Total annual remuneration	2,564	2,338
T J Cumming
Disclosure of transactions between related parties
Board meeting fees	1,957
Committee fees	960
Total annual remuneration	2,917	217
NNA Matyumza
Disclosure of transactions between related parties
Board meeting fees	321
Committee fees	100
Total annual remuneration	421	2,338
MEK Nkeli
Disclosure of transactions between related parties
Board meeting fees	321
Committee fees	137
Total annual remuneration	R 458	R 2,547